Note Segment reporting (Selected Balance Sheet information) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	$ 35,769,534	$ 33,096,695
Deposits	27,209,723	24,807,535
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	26,771,985	26,276,561	$ 25,714,758
Loans	17,477,070	17,704,170	18,107,764
Deposits	20,893,232	20,365,445	19,730,408
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	7,859,217	5,689,604	8,897,535
Loans	4,873,504	3,568,564	5,839,115
Deposits	5,288,886	3,442,084	6,007,159
Other
Segment Reporting Information [Line Items]
Total assets	1,138,332	1,130,530	1,137,040
Loans	778,656	780,483	759,840
Deposits	$ 1,027,605	$ 1,000,006	$ 973,578